Commitments and Contingencies (Details Textual) - USD ($)							1 Months Ended						3 Months Ended		9 Months Ended	12 Months Ended
	Oct. 07, 2019	Feb. 11, 2019	Nov. 13, 2018	Apr. 13, 2018	Feb. 14, 2018	Aug. 09, 2017	Nov. 30, 2018	Nov. 18, 2018	Sep. 18, 2018	Jan. 29, 2018	Oct. 31, 2017	Jul. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2016	Sep. 30, 2016	Apr. 10, 2019	Apr. 10, 2018	Dec. 31, 2017	Sep. 30, 2017
Commitments and Contingencies (Textual)
Leases rent expense													$ 15,276	$ 14,513	$ 55,225	$ 59,737
Lease payment											$ 30,000		500
Total accrual under the lease term																						$ 360,000	$ 360,000
Accounts payable													3,344,922			3,163,443	$ 4,113,812			$ 218,367	$ 156,431
Accrued accounts payable			$ 71,700													$ 71,700							$ 63,000
Settlement gain amount											$ 33,361		$ 11,113
Description of commitments		The Supreme Court of the State of New York issued a summons to the former CFO of the Company, to appear before the court to answer the Company's complaint seeking payment under a personal guarantee of the defendant to provide half of any compensation paid to the former Chief Strategy Officer. The Company is seeking $300,000 from the defendant relating to the November 27, 2018 settlement agreement with the former Chief Strategy Office for $600,000.										The Company vacated the New York premises. Subsequent to June 30, 2017, a lawsuit was filed in the Supreme Court of the State of New York for an alleged breach of a Service Agreement for approximately $63,000 in connection with the lease the Company entered into for its former office space in New York.	Two vendors (The Equity Group and Toppan Vintage) have asserted claims for past due amounts of approximately $59,000, arising from services provided.
Stipulation agreement, description					The Company entered into a stipulation agreement with the investor relations firm which settled the amount due at $20,000 if payment was made by February 21, 2018. The lump sum payment was made on February 16, 2018 and a gain on extinguishment of debt of $48,544 was recorded.
Convertible note amount			$ 90,000
Debt conversion, description			The note bears interest at 5%, matures on June 30, 2019 and is convertible into the Company's common stock at 50% of the lowest closing bid price during the 20 trading days immediately preceding the notice of conversion.					The Company issued a convertible promissory note to an attorney for services in the amount of $6,000. The note bears interest at 12% and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium $6,000 with a charge to interest expense for the notes. The note was charged to professional fees during the month the note was issued.	The notes have 6 month maturities and 12% interest rates. The notes are convertible into common shares at a discount of 50% to the lowest bid price in the 30 trading days immediately preceding the notice of conversion.							Unamortized debt discount was $2,069, at September 30, 2019, principal was $35,000, and accrued interest was $2,402.	The principal and accrued interest balance of $49,267 was assigned (under the original terms and conditions) to GHS Investments LLC ("GHS") on July 13, 2018 and all principal and interest was converted into common stock by GHS during the year ended September 30, 2018.
Settlement payable													$ 42,850			$ 174,574	$ 161,255
Professional fees	$ 2,500		$ 161,700
Description of agreement term													The lease term begins February 1, 2017 and expires January 31, 2019 with the option to extend the term an additional 24 months. However, the Company never took possession of the premises and in July 2017, the Company made a decision to not take possession of the premises.
Interest Payment													150.00%
Principal Amount													$ 63,000
Accrued Interest													94,500
Interest Expense													22,810
US Treasury Securities [Member]
Commitments and Contingencies (Textual)
Settlement payable													54,000
Howco Distributing [Member]
Commitments and Contingencies (Textual)
Debt conversion, description				The employee profit share is equal to their annual salary divided by the Company’s total annual payroll and multiplied by 10% of net income for the fiscal year. During the three months ended December 31, 2019 and 2018 the employees earned approximately $0 and $0 under this plan.
Settlement Agreement [Member]
Commitments and Contingencies (Textual)
Description of commitments										The Company entered into a settlement agreement and mutual release with a vendor who had provided public relations and other consulting services whereby the Company shall pay to this vendor an aggregate amount of $60,000 of which $30,000 was paid on February 2, 2018. The Company was to have paid ten monthly payments of $3,000 per month beginning on February 29, 2018. The vendor is to return 400,000 common shares of the Company’s common stock which will be cancelled upon satisfaction of the liability. The liability is recorded at $21,000 as of December 31 and September 30, 2019.
Texas Wyoming Drilling, Inc. [Member]
Commitments and Contingencies (Textual)
Amount of claim for unpaid bills																		$ 75,000	$ 75,000
Description of commitments																			Two vendors (The Equity Group and Toppan Vintage) have asserted claims for past due amounts of approximately $59,000, arising from services provided.
Maximum [Member]
Commitments and Contingencies (Textual)
Monthly lease rent obligation													16,500			16,500
Minimum [Member]
Commitments and Contingencies (Textual)
Monthly lease rent obligation													15,000			15,000
Chief Strategy Officer [Member]
Commitments and Contingencies (Textual)
Matching contribution																		100,000	$ 100,000
Annual base compensation expenses																		$ 400,000	$ 400,000
Plaintiff payment, description							The plaintiff agreed to accept $600,000 in payments. The first scheduled payment of $200,000 was made on December 20, 2018 in accordance with the settlement terms. Twelve monthly payments of approximately $33,333 are due starting on January 15, through December 15, 2019.
Settlement payable													$ 54,000			$ 131,724
Causes of Action [Member]
Commitments and Contingencies (Textual)
Amount of claim for unpaid bills						$ 74,325
Accounts payable																						$ 68,544